WARRANTS (10K) (Detail Textuals 2) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 29, 2016	Jun. 30, 2016	Jun. 30, 2014	Jun. 30, 2015
Class Of Warrant Or Right [Line Items]
Number of common stock called by warrants		2,200		3,900
Exercise price of warrants per share		$ 2.6058		$ 2.6058
Non-cash interest and amortization of debt discount		$ 13	$ 2
Revolving line of credit facility | Loan and Security Agreement | Heritage Bank of Commerce
Class Of Warrant Or Right [Line Items]
Maximum limit of amount under line of credit	$ 12,000	12,000
Number of common stock called by warrants	24
Exercise price of warrants per share	$ 5.00
Fair value of warrants	$ 52
Non-cash interest and amortization of debt discount		$ 13